UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mariner Wealth Advisors LLC
Address: 4200 West 115th Street, Suite 100
         Leawood, KS  66211

13F File Number:  028-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephanie Manning
Title:     Chief Compliance Officer
Phone:     913-647-9700

Signature, Place, and Date of Signing:

     /s/  Stephanie Manning     Leawood, KS     November 06, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $151,115 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102     1455    34038 SH       SOLE                    34038        0        0
ALTRIA GROUP INC               COM              02209s103      511    28674 SH       SOLE                    28674        0        0
APPLE INC                      COM              037833100     1278     6893 SH       SOLE                     6893        0        0
BANK OF AMERICA CORPORATION    COM              060505104     3549   209726 SH       SOLE                   209726        0        0
BARRICK GOLD CORP              COM              067901108      463    12209 SH       SOLE                    12209        0        0
BENCHMARK ELECTRS INC          COM              08160h101      498    27640 SH       SOLE                    27640        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108      994    15056 SH       SOLE                    15056        0        0
BP PLC                         SPONSORED ADR    055622104      332     6239 SH       SOLE                     6239        0        0
CHINA MOBILE LIMITED           SPONSORED ADR    16941m109     1196    24346 SH       SOLE                    24346        0        0
CISCO SYS INC                  COM              17275r102     1047    44482 SH       SOLE                    44482        0        0
COLGATE PALMOLIVE CO           COM              194162103      321     4211 SH       SOLE                     4211        0        0
COMMERCE BANCSHARES INC        COM              200525103      274     7346 SH       SOLE                     7346        0        0
COPANO ENERGY L L C            COM UNITS        217202100      404    22200 SH       SOLE                    22200        0        0
DIAMONDS TR                    UNIT SER 1       252787106      205     2107 SH       SOLE                     2107        0        0
DIANA SHIPPING INC             COM              y2066g104      507    39018 SH       SOLE                    39018        0        0
DISNEY WALT CO                 COM DISNEY       254687106      568    20698 SH       SOLE                    20698        0        0
EXXON MOBIL CORP               COM              30231g102      226     3290 SH       SOLE                     3290        0        0
FIRST HORIZON NATL CORP        COM              320517105      136    10304 SH       SOLE                    10304        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      180    24915 SH       SOLE                    24915        0        0
FRANKLIN RES INC               COM              354613101      648     6444 SH       SOLE                     6444        0        0
GAMESTOP CORP NEW              CL A             36467w109      482    18225 SH       SOLE                    18225        0        0
GENERAL ELECTRIC CO            COM              369604103      174    10621 SH       SOLE                    10621        0        0
GENERAL MLS INC                COM              370334104      474     7363 SH       SOLE                     7363        0        0
GILEAD SCIENCES INC            COM              375558103      641    13795 SH       SOLE                    13795        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      838    31631 SH       SOLE                    31631        0        0
HOUSTON AMERN ENERGY CORP      COM              44183u100      123    35000 SH       SOLE                    35000        0        0
INERGY HLDGS L P               COM              45661q107    29236   630093 SH       SOLE                   630093        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      392     3274 SH       SOLE                     3274        0        0
ISHARES INC                    MSCI PAC J IDX   464286665     5770   142362 SH       SOLE                   142362        0        0
ISHARES INC                    MSCI AUSTRALIA   464286103     3668   162317 SH       SOLE                   162317        0        0
ISHARES TR                     S&P GLO INFRAS   464288372     1882    56141 SH       SOLE                    56141        0        0
ISHARES TR INDEX               S&P NA NAT RES   464287374     3507   108295 SH       SOLE                   108295        0        0
ISHARES TR INDEX               FTSE XNHUA IDX   464287184     5228   127773 SH       SOLE                   127773        0        0
ISHARES TR INDEX               MSCI EMERG MKT   464287234     3897   100146 SH       SOLE                   100146        0        0
ISHARES TR INDEX               RUSL 2000 GROW   464287648     6147    93968 SH       SOLE                    93968        0        0
ISHARES TR INDEX               RUSL 2000 VALU   464287630     3217    57010 SH       SOLE                    57010        0        0
ISHARES TR INDEX               RUSSELL1000GRW   464287614     3746    80884 SH       SOLE                    80884        0        0
ISHARES TR INDEX               S&P LTN AM 40    464287390     6694   156003 SH       SOLE                   156003        0        0
ITT CORP NEW                   COM              450911102     1369    26248 SH       SOLE                    26248        0        0
JOY GLOBAL INC                 COM              481165108      848    17324 SH       SOLE                    17324        0        0
JPMORGAN CHASE & CO            COM              46625h100      905    20663 SH       SOLE                    20663        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      753     9380 SH       SOLE                     9380        0        0
LOCKHEED MARTIN CORP           COM              539830109      212     2718 SH       SOLE                     2718        0        0
LOOPNET INC                    COM              543524300     9759  1079500 SH       SOLE                  1079500        0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103     6567    52420 SH       SOLE                    52420        0        0
MONSANTO CO NEW                COM              61166W101      687     8874 SH       SOLE                     8874        0        0
NATIONAL GRID PLC              SPON ADR NEW     636274300      431     8832 SH       SOLE                     8832        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     1864    43207 SH       SOLE                    43207        0        0
NEXXUS LIGHTING INC            COM              65338e105     4292   771985 SH       SOLE                   771985        0        0
NIKE INC                       CL B             654106103     1224    18924 SH       SOLE                    18924        0        0
ONEOK INC NEW                  COM              682680103      505    13801 SH       SOLE                    13801        0        0
PANERA BREAD CO                CL A             69840w108      442     8039 SH       SOLE                     8039        0        0
PEPSICO INC                    COM              713448108      555     9462 SH       SOLE                     9462        0        0
PETROHAWK ENERGY CORP          COM              716495106     7263   300000 SH       SOLE                   300000        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654v408      678    14775 SH       SOLE                    14775        0        0
PHILIP MORRIS INTL INC         COM              718172109      719    14749 SH       SOLE                    14749        0        0
POWERSHARES INDIA ETF TR       INDIA PORT       73935l100     3336   157565 SH       SOLE                   157565        0        0
PROCTER & GAMBLE CO            COM              742718109     1317    22744 SH       SOLE                    22744        0        0
QUALCOMM INC                   COM              747525103      200     4445 SH       SOLE                     4445        0        0
RESEARCH IN MOTION LTD         COM              760975102      927    13707 SH       SOLE                    13707        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369y803     5364   256996 SH       SOLE                   256996        0        0
SIRIUS XM RADIO INC            COM              82967n108       28    44370 SH       SOLE                    44370        0        0
SPDR SERIES TRUST              MORGAN TECH ETF  78464a102      453     8525 SH       SOLE                     8525        0        0
SPDR TR                        UNIT SER 1       78462f103      449     4250 SH       SOLE                     4250        0        0
ST JUDE MED INC                COM              790849103      632    16205 SH       SOLE                    16205        0        0
STERICYCLE INC                 COM              858912108      535    11041 SH       SOLE                    11041        0        0
STRYKER CORP                   COM              863667101      360     7931 SH       SOLE                     7931        0        0
SYMANTEC CORP                  COM              871503108      627    38077 SH       SOLE                    38077        0        0
SYSCO CORP                     COM              871829107      463    18634 SH       SOLE                    18634        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     1461    33461 SH       SOLE                    33461        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100      788     9210 SH       SOLE                     9210        0        0
UNION PAC CORP                 COM              907818108      535     9175 SH       SOLE                     9175        0        0
URS CORP NEW                   COM              903236107     1133    25948 SH       SOLE                    25948        0        0
XTO ENERGY INC                 COM              98385x106     2526    61135 SH       SOLE                    61135        0        0